Significant Risks (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Bitcoins	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($) Bitcoins	Dec. 31, 2022 USD ($)
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	$ 93,897
Percentage of purchases denominated appreciation increase	1.00%
Allowance for expected credit losses (in Dollars)	$ 90,851	$ 2
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 41,602
Aggregate carrying value (in Dollars)	$ 21,097,821
Fair value	10.00%			10.00%
Pre-tax loss (in Dollars)	$ 2,109,782
Crypto Asset, Number of Units (in Bitcoins) | Bitcoins	30			30
Crypto Asset, Fair Value (in Dollars)	$ 2,702,943
Bitcoins [Member]
Significant Risks [Line Items]
Fair value	10.00%			10.00%
Pre-tax loss (in Dollars)	$ 262,557
Crypto Asset, Fair Value (in Dollars)	$ 2,625,574
HK [Member]
Significant Risks [Line Items]
Foreign exchange risk	7.8			7.8
US [Member]
Significant Risks [Line Items]
Foreign exchange risk	1			1
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	27.00%	17.00%	18.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Significant Risks [Line Items]
Concentration risk percentage	98.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage	10.00%	16.00%	11.00%
Customer Concentration Risk [Member] | Customer three [Member] | Revenue Benchmark [Member]
Significant Risks [Line Items]
Concentration risk percentage			11.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	31.00%	25.00%	64.00%
Vendors One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Significant Risks [Line Items]
Concentration risk percentage	98.00%	100.00%
Vendors Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	18.00%	18.00%	14.00%
Vendors Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	13.00%	10.00%
Vendors Four [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Significant Risks [Line Items]
Concentration risk percentage	11.00%
Hong Kong [Member]
Significant Risks [Line Items]
Percentage of purchases denominated appreciation Decrease	1.00%
Deposits (in Dollars)	$ 1,464,381	$ 3,020,683
Maximum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	9,389,687
Insured amount	102,784			$ 800,000
Minimum [Member]
Significant Risks [Line Items]
Purchase denominated value (in Dollars)	93,897
Insured amount	64,240			$ 500,000
Interest Rate Risk [Member]
Significant Risks [Line Items]
Outstanding bank borrowings (in Dollars)	$ 4,160,241
Percentage of bank borrowings	1.00%
Interest expense per annum (in Dollars)	$ 41,602